Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Logistics expenses accruals		¥ 102,717		¥ 157,777
Advances from customers		18,388		25,148		¥ 22,682
Outsourced labor cost payable		47,154		31,987
Salary and welfare payable		77,172		46,362
Professional fee accruals		7,461		6,117
Marketing expenses accruals		42,689		16,363
Other tax payable		8,189		12,425
Receipt on behalf of merchants on Maikefeng marketplace	[1]	0		1,951
Sales return accrual		3,733		2,934
Others		15,165		13,806
Accrued expenses and other current liabilities		¥ 322,668	$ 46,930	¥ 314,870	[2]

[1]	Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.
[2]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.